Loans - Credit Quality (Details 9) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	$ 1,797,433	$ 1,785,001		$ 1,351,917
Purchased Credit Impaired	13,409	14,154		7,498
Total loans held for investment	1,810,842	1,799,155	$ 1,404,275	1,359,415
Grade 1 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	3,360	3,692		3,497
Grade 2 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	5,337	5,338		7,800
Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	281,235	311,792		312,986
Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,374,647	1,321,507		966,207
Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	61,099	69,675		33,073
Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	46,238	46,243		12,466
Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	18,615	21,910		4,528
Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	6,592	4,844		8,843
Grade 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	310			2,517
Commercial & Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	742,325	785,978		680,395
Purchased Credit Impaired	2,055	2,432		895
Total loans held for investment	744,380	788,410	675,812	681,290
Commercial & Industrial [Member] | Grade 1 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,868	2,410		2,657
Commercial & Industrial [Member] | Grade 2 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	5,337	5,338		7,750
Commercial & Industrial [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	153,619	183,109		161,581
Commercial & Industrial [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	483,546	484,214		474,831
Commercial & Industrial [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	51,412	62,783		10,970
Commercial & Industrial [Member] | Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	40,948	42,995		11,790
Commercial & Industrial [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,276	3,341		3,471
Commercial & Industrial [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	3,009	1,788		6,106
Commercial & Industrial [Member] | Grade 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	310			1,239
Owner occupied commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	165,541	162,344		155,306
Purchased Credit Impaired	1,063	1,248		1,655
Total loans held for investment	166,604	163,592	152,515	156,961
Owner occupied commercial real estate [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	25,123	26,830		26,548
Owner occupied commercial real estate [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	139,236	133,051		118,070
Owner occupied commercial real estate [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	154	1,016		10,631
Owner occupied commercial real estate [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile		1,273		57
Owner occupied commercial real estate [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,028	174
Commerical real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	359,926	331,745		262,335
Purchased Credit Impaired	7,145	7,261		4,676
Total loans held for investment	367,071	339,006	310,379	267,011
Commerical real estate [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	35,692	33,347		37,750
Commerical real estate [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	302,004	283,401		213,946
Commerical real estate [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	8,141	1,935		8,752
Commerical real estate [Member] | Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	4,652	2,680		569
Commerical real estate [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	8,890	9,812		502
Commerical real estate [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	547	570		816
Construction, land & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	273,068	240,594		139,971
Purchased Credit Impaired	57	72		96
Total loans held for investment	273,125	240,666	152,327	140,067
Construction, land & land development [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	7,203	7,605		12,058
Construction, land & land development [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	258,075	222,209		124,972
Construction, land & land development [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,153	3,692		2,323
Construction, land & land development [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	6,121	6,148		31
Construction, land & land development [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	516	940		587
Residential mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	246,502	253,925		106,186
Purchased Credit Impaired	3,089	3,141		176
Total loans held for investment	249,591	257,066	107,408	106,362
Residential mortgage [Member] | Grade 1 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	283	285		292
Residential mortgage [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	56,707	57,945		71,264
Residential mortgage [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	186,104	192,565		32,735
Residential mortgage [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	98	99		149
Residential mortgage [Member] | Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	518	447
Residential mortgage [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,300	1,307		418
Residential mortgage [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,492	1,277		1,328
Consumer and other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	10,071	10,415		7,724
Total loans held for investment	10,071	10,415	$ 5,834	7,724
Consumer and other [Member] | Grade 1 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,209	997		548
Consumer and other [Member] | Grade 2 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile				50
Consumer and other [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,891	2,956		3,785
Consumer and other [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	5,682	6,067		1,653
Consumer and other [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	141	150		248
Consumer and other [Member] | Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	120	121		107
Consumer and other [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	$ 28	29		49
Consumer and other [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile		$ 95		6
Consumer and other [Member] | Grade 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile				$ 1,278